Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 7,244		¥ 8,608	¥ 15,819
Merchant penalty income	[1]	5,009		8,598	12,383
Refund from depositary bank (Note 15(4))		1,281		4,058	12,096
Exchange gains/(losses)		(8,547)	$ (1,245)	1,214	5,574
Gains/(losses) on disposal of property and equipment		(503)		(448)	1,468
Others		1,777		3,397	2,545
Total		¥ 7,267	$ 1,058	¥ 25,427	¥ 49,885

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.